Finance income and expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Finance income [Abstract]
Gain on cash equivalents and other financial assets at fair value through profit and loss	$ 1,089	$ 0	$ 1,554	$ 0
Interest income under effective interest rate method at fair value through other comprehensive income ("FVOCI")	1,033	0	2,057	0
Finance income	2,122	0	3,611	0
Finance expense [Abstract]
Finance expenses on investments	(163)	0	(316)	0
Finance expense on lease liability	(16)	0	(34)	0
Finance expense	$ (179)	$ 0	$ (350)	$ 0